Annual Total Returns[BarChart] - Nationwide Small Company Growth Fund - Class A Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	16.97%	45.90%	2.25%	6.94%	10.40%	28.20%	1.59%	28.93%	46.48%